Property And Equipment, Net	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Property And Equipment, Net
8	PROPERTY AND EQUIPMENT, NET
Property and equipment consist of the following:

	As of December 31,
	2023	2024
	RMB	RMB	US$
Machinery and laboratory equipment	275,209	272,231	37,295
Vehicles	2,229	1,572	215
Furniture and tools	18,192	14,660	2,008
Electronic equipment	52,442	52,203	7,152
Leasehold improvements	187,390	187,225	25,650
Construction in progress	548	634	87

	536,010	528,525	72,407
Accumulated depreciation	(404,098)	(448,194)	(61,401)
Accumulated impairment	—	(33,179)	(4,546)

	131,912	47,152	6,460

Depreciation expenses recognized for the years ended December 31, 2022, 2023 and 2024 were RMB120,747, RMB131,452 and RMB51,387 (US$7,040), respectively.